Other Finance Expense - Summary of Other Finance Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Bank fees, charges and external guarantee costs	$ 1,311	$ 504	$ 1,221
Related party financing service fee (Note 18)			50
Total other finance expense	$ 1,311	$ 504	$ 1,271